CONSOLIDATED STATEMENTS OF COMPREHENSIVE LOSS - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Operating Expenses:
Research and development expenses	$ 9,133,455	$ 8,820,204	$ 8,739,420
General and administrative expenses	8,080,681	9,160,770	8,223,700
Total Operating Expenses	17,214,136	17,980,974	16,963,120
Loss from Operations	(17,214,136)	(17,980,974)	(16,963,120)
Other Income:
Interest income	10,600	13,615	5,531
Changes in fair value of warrant liabilities - gain	0	556,810	198,948
Foreign currency exchange losses	(193,219)	(350,939)	(67,256)
Other expenses	(27,482)	(22,007)	(20,306)
Total Other (Loss) Income	(210,101)	899,357	116,917
Net Loss	(17,424,237)	(17,081,617)	(16,846,203)
Other Comprehensive Income:
Foreign Currency Translation Adjustment	107,098	(299,205)	3,566
Comprehensive Loss	$ (17,317,139)	$ (17,380,822)	$ (16,842,637)
Loss per ordinary share (basic)	$ 0.00	$ (0.01)	$ (0.01)
Loss per ordinary share (diluted)	$ 0.00	$ (0.01)	$ (0.01)
Weighted average ordinary shares (basic)	4,292,112,667	3,159,037,588	1,830,998,609
Weighted average ordinary shares (diuted)	4,292,112,667	3,159,037,588	1,830,998,609